Municipal Bond Portfolio | Municipal Bond Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 10 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Municipal Bond Portfolio Municipal Bond Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class I
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses		1.62%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class I	165	511	881	1,922

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class I	165	511	881	1,922